DERIVATIVE CONTRACTS - warrant liability as a current liability (Details) - USD ($)		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025
DERIVATIVE CONTRACTS
Beginning of warrant liability		$ 0
Issued		50,000,000
Change in fair values during the year		112,000,000
Ending of warrant liability		$ 162,000,000
Beginning number of warrant shares		0
Number of common purchase warrants issued	23,392,397	23,392,397
Ending number of warrant shares		23,392,397